Christopher Weil & Company Core Investment Fund
		Schedule of Investments
		February 28, 2023 (Unaudited)
Shares				Fair Value	% of Net Assets

COMMON STOCKS

COMMUNICATIONS

Services - Computer Programming, Data Processing, Etc.
23,483	Alphabet Inc. - Class A *			$2,114,879
7,572	AppLovin Corp. - Class A *			102,222
1,440	Baidu, Inc. - Class A * **			198,274
18,045	Magnite, Inc. *			200,841
4,850	Meta Platforms, Inc. - Class A *			848,459
9,994	Pinterest, Inc. - Class A *			250,949
				$3,715,624

Total for Communications				3,715,624	4.16%

CONSUMER DISCRETIONARY

Cable & Other Pay Television Services
14,710	The Walt Disney Co. *			1,465,263

Mobile Homes
8,152	Skyline Champion Corporation *			557,678

Motorcycles, Bicycles & Parts
12,267	Harley-Davidson, Inc.			583,296

Services - Advertising Agencies
49,532	Criteo S.A. * **			1,641,986
87,704	Groupon, Inc. *			658,657
				2,300,643

Services - Educational Services
36,900	Lincoln Educational Services Corporation *			215,865
31,718	Stride Inc. *			1,347,063
75,153	Universal Technical Institute, Inc. *			545,611
				2,108,539
Retail - Variety Stores
1,427	Dollar Tree, Inc. *			207,315

Total for Consumer Discretionary				7,222,734	8.09%

FINANCIALS

Fire, Marine & Casualty Insurance
14,807	Berkshire Hathaway Inc. - Class B *			4,518,800
812	Markel Corp. *			1,079,846
				5,598,646

Investment Advice
6,524	Houlihan Lokey, Inc. - Class A			624,347
30,228	Janus Henderson Group PLC (United Kingdom)			830,061
8,000	Noah Holdings Limited * **			149,680
				1,604,088

National Commercial Banks
8,768	Bank of America Corporation			300,742
13,757	JPMorgan Chase & Co.			1,972,066
				2,272,808

State Commercial Banks
5,256	The Bank of New York Mellon Corporation			267,425

Total for Financials				9,742,967	10.92%

HEALTH CARE

Laboratory Analytical Instruments
51,696	Singular Genomics Systems, Inc. *			111,146

Orthopedic, Prosthetic & Surgical Appliances & Supplies
6,049	CollPlant Biotechnologies Ltd. * **			65,692

Pharmaceutical Preparations
38,526	United Therapeutics Corporation *			9,478,937

Retail - Drug Stores and Proprietary Stores
14,795	CVS Health Corporation			1,235,974

Surgical & Medical Instruments & Apparatus
13,981	Alphatec Holdings Inc. *			207,059

Total for Health Care				11,098,808	12.43%

INDUSTRIALS

Construction Machinery & Equipment
1,270	Caterpillar, Inc.			304,229

Fabricated Structural Metal Products
6,658	Valmont Industries, Inc.			2,112,783

Farm Machinery & Equipment
3,057	Deere & Company			1,281,617

Heavy Construction Other Than Building Construction - Contractors
60,052	Fluor Corporation *			2,202,107

Laboratory Analytical Instruments
5,681	Illumina, Inc. *			1,131,655

Measuring & Controlling Devices, NEC
5,443	Rockwell Automation, Inc.			1,605,304

Miscellaneous Transportation Equipment
16,319	ChargePoint Holdings, Inc. - Class A *			185,384

Services - Auto Rental & Leasing (No Drivers)
12,673	U-Haul Holding Co. - Class B			704,999

Services - Business Services, NEC
26,348	Uber Technologies, Inc. *			876,334

Transportation Services
11,038	GXO Logistics, Inc. *			547,154

Water, Sewer, Pipeline, Communication & Power Line Construction
4,704	MasTec, Inc. *			459,675

Wholesale - Durable Goods
2,157	W.W. Grainger, Inc.			1,441,804

Wholesale - Hardware & Plumbing & Heating Equipment & Supplies
1,716	Ferguson PLC (United Kingdom)			247,276

Total for Industrials				13,100,321	14.68%

INFORMATION TECHNOLOGY

Auto Controls For Regulating Residential & Comml Environment
1,000,000	Telkonet, Inc. *			32,300

Computer & Office Equipment
2,668	International Business Machines Corporation			344,972

Computer Peripheral Equipment, NEC
19,076	Stratasys Ltd. (Israel) *			247,034

Measuring & Controlling Devices, NEC
27,056	Trimble Inc. *			1,408,535

Semiconductors & Related Devices
3,596	Ambarella, Inc. *			339,139
31,263	Indie Semiconductor, Inc. - Class A *			327,011
36,582	MaxLinear, Inc. *			1,251,470
6,701	Micron Technology, Inc.			387,452
4,143	Silicon Laboratories Inc. *			739,650
7,039	Skyworks Solutions, Inc.			785,341
1,509	SolarEdge Technologies, Inc. * **			479,741
41,068	Ultra Clean Holdings, Inc. *			1,308,426
				5,618,230

Services - Computer Processing & Data Preparation
63,402	Yext, Inc. *			465,371

Services - Computer Programming Services
14,839	Amdocs Limited (Island of Guernsey)			1,359,401

Services - Prepackaged Software
15,113	3D Systems Corporation *			147,956
119,915	Box, Inc. - Class A *			3,999,165
20,950	Gen Digital Inc.			408,735
9,310	Palantir Technologies Inc. - Class A *			72,990
15,432	PTC Inc. *			1,934,093
3,129	Salesforce, Inc. *			511,936
80,000	SeaChange International, Inc. *			33,600
1,040	Snowflake Inc. - Class A *			160,555
1,026	Tyler Technologies, Inc. *			329,603
				7,598,633

Total for Information Technology				17,074,476	19.14%

MATERIALS

Converted Paper & Paperboard Products (No Containers/Boxes)
9,954	Ranpak Holdings Corp. - Class A *			62,710

Industrial Organic Chemicals
149,361	Origin Materials, Inc. - Class A *			716,933

Metal Mining
145,963	Cleveland-Cliffs Inc. *			3,113,391
47,409	Freeport-McMoRan Inc.			1,942,347
22,008	Vale S.A. **			359,611
				5,415,349

Total for Materials				6,194,992	6.94%

UTILITIES

Electric Services
14,717	Brookfield Renewable Corporation - Class A (Canada)			409,868

Natural Gas Transmisison & Distribution
10,823	Brookfield Infrastructure Corporation - Class A (Canada)			467,662

Total for Utlilites				877,530	0.98%

Total for Common Stocks (Cost - $55,560,733)				69,027,452	77.34%

EXCHANGE TRADED FUNDS - Equity
63,605	Franklin FTSE South Korea ETF			1,288,001
28,882	Global X Silver Miners ETF			769,994
39,299	iShares MSCI Brazil ETF			1,071,684
23,905	iShares MSCI Emerging Markets ETF			913,888
18,159	iShares MSCI Japan ETF			1,015,814
134,175	VanEck Gold Miners ETF			3,691,154
(Cost - $8,082,567)				8,750,535	9.80%

MONEY MARKET FUNDS
9,830,383	Invesco Short-Term Investments Trust Treasury Portfolio
	Institutional Class 4.50% ***			9,830,383	11.01%
(Cost - $9,830,383)
REAL ESTATE INVESTMENT TRUSTS
13,155	American Assets Trust, Inc.			331,901	0.37%
(Cost - $349,248)

CALL OPTIONS PURCHASED			Notional
Expiration Date/Exercise Price		Contracts	Amount	Fair Value	% of Net Assets

Call Options Purchased
Groupon, Inc. *
January 19, 2024, Call @ $10.00		250	$ 187,750	$ 35,000
Total Call Options purchased (Premiums Paid $59,507)			$ 187,750	35,000	0.04%

	Total Investments			87,975,271	98.56%
	(Cost - $73,882,438)

	Other Assets in Excess of Liabilities			1,285,087	1.44%

	Net Assets			$ 89,260,358	100.00%

* Non-Income Producing Securities.
** ADR - American Depositary Receipt.
*** The Yield Rate shown represents the 7-day yield at February 28, 2023.

1. SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of securities owned at February 28, 2023, was $73,882,438. At February 28, 2023, the composition of gross unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) of investments (including open positions in options written) was as follows:

		Unrealized Appreciation		$ 16,437,573
		Unrealized Depreciation		(2,344,740)
		Unrealized Appreciation		$ 14,092,833

2. SECURITIES VALUATIONS

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

FAIR VALUE MEASUREMENTS

A description of the valuation techniques applied to the Fund’s major categories of assets measured at fair value on a recurring basis follows.

Equity securities (common stocks, including ADRs, exchange traded funds and REITs). Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Valuation Designee believes such prices accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security, and if an equity security is valued by the pricing service at its last bid, it is generally categorized as a level 2 security. When market quotations are not readily available, when the Valuation Designee determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the valuation committee, which includes the Valuation Designee, subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

Money market funds. Money market funds are valued at net asset value provided by the funds and are classified in level 1 of the fair value hierarchy.

Derivatives. Listed derivatives, including purchased options and written options, that are actively traded, are valued based on quoted prices from the primary exchange on which the option trades and are typically categorized as level 1. Lacking a last sale price, a derivative held long is generally valued by the pricing service at its last bid price and a derivative held short is generally valued by the pricing service at its last ask price. If there is not a bid or ask price on the primary exchange on which the option trades, the option will be valued at fair value as determined under the fair value pricing procedures below. When such bid or ask prices are used for valuation or when the security is not actively traded, those securities are generally categorized in level 2 of the fair value hierarchy.

In accordance with the Trust’s good faith pricing guidelines, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no standard procedure for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Valuation Designee would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the 1940 Act and oversees the Valuation Designee.

The following table summarizes the inputs used to value the Fund’s assets measured at fair value as of February 28, 2023:

Valuation Inputs of Assets		Level 1	Level 2	Level 3	Total
Common Stocks (including ADRs)		$ 69,027,452	$ -	$ -	$ 69,027,452
Exchange Traded Funds		8,750,535	-	-	8,750,535
Real Estate Investment Trusts		331,901	-	-	331,901
Options Purchased		35,000	-	-	35,000
Money Market Funds		9,830,383	-	-	9,830,383
Total		$ 87,975,271	$ -	$ -	$ 87,975,271

The Fund did not hold any level 3 assets or liabilities during the fiscal quarter ended February 28, 2023.